Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	$ 3,551
Balance, end of year	3,919	$ 3,551
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	229	215
(Loss) return on plan assets	(2)	19
Foreign currency translation	(1)	(2)
Purchases, sales and settlements	(2)	(3)
Balance, end of year	$ 224	$ 229